UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

LS Theta Fund
Investor Class – LQTVX
Institutional Class – LQTIX

SEMI-ANNUAL REPORT
June 30, 2014

LS Theta Fund
a series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	8
Supplemental Information	15
Expense Example	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the LS Theta Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.liquidstrategiesllc.com

LS Theta Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 97.8%
	United States Treasury Bill:
$5,000,000	0.00%, 10/2/20141	$4,999,530
5,150,000	0.00%, 7/3/20141	5,149,998
604	UMB Money Market Fiduciary, 0.01%2	604
		10,150,132
	TOTAL INVESTMENTS – 97.8% (Cost $10,150,046)	10,150,132
	Other assets in Excess of liabilities – 2.2%	229,467

	TOTAL NET ASSETS – 100.0%	$10,379,599

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS – (0.1)%
	PUT OPTIONS – (0.1)%
	Russell 2000 Index
(44)	Exercise Price: $1,165.00, Expiration Date: July 4, 2014	(4,444)
	S&P 500 Index:
(11)	Exercise Price: $1,945.00, Expiration Date: July 4, 2014	(2,695)
(16)	Exercise Price: $1,950.00, Expiration Date: July 4, 2014	(5,040)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $36,913)	$(12,179)

1	All or a portion of this security is segregated as collateral for securities sold short.
2	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Financial Statements.

LS Theta Fund
SUMMARY OF INVESTMENTS
As of June 30, 2014 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Short-Term Investments	97.8%
Total Investments	97.8%
Other Assets in Excess of liabilities	2.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

LS Theta Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $10,150,046)	$10,150,132
Cash deposited with broker	224,331
Receivables:
Dividends and interest	1
Prepaid expenses	31,908
Prepaid offering costs	26,107
Total assets	10,432,479

Liabilities:
Written options contracts, at value (proceeds $36,913)	12,179
Payables:
Advisory fees	7,586
Distribution fees (Note 7)	43
Shareholder servicing fees (Note 8)	829
Fund accounting fees	9,739
Administration fees	6,748
Auditing fees	5,294
Transfer agent fees and expenses	3,884
Custody fees	2,133
Chief Compliance Officer fees	783
Trustees' fees and expenses	633
Accrued other expenses	3,029
Total liabilities	52,880

Net Assets	$10,379,599

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$10,198,200
Accumulated net investment loss	(30,846)
Accumulated net realized gain on investments	187,425
Net unrealized appreciation on:
Investments	86
Written options contracts	24,734
Net Assets	$10,379,599

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$203,373
Shares of beneficial interest issued and outstanding	20,000
Redemption price	$10.17

Institutional Class Shares:
Net assets applicable to shares outstanding	$10,176,226
Shares of beneficial interest issued and outstanding	1,000,000
Redemption price	$10.18

See accompanying Notes to Financial Statements.

LS Theta Fund
STATEMENT OF OPERATIONS
For the Period March 31, 2014* through June 30, 2014 (Unaudited)

Investment Income:
Interest	$618
Total investment income	618

Expenses:
Advisory fees	25,024
Fund accounting fees	14,043
Administration fees	13,151
Transfer agent fees and expenses	10,306
Registration fees	8,955
Offering costs	8,553
Auditing fees	5,294
Chief Compliance Officer fees	4,796
Custody fees	2,691
Legal fees	2,493
Trustees' fees and expenses	1,496
Shareholder reporting fees	1,331
Miscellaneous	1,022
Shareholder servicing fees (Note 8)	829
Insurance fees	299
Distribution fees (Note 7)	126
Interest Expense	59

Total expenses	100,468
Advisory fees waived	(25,024)
Other expenses absorbed	(43,980)
Net expenses	31,464
Net investment loss	(30,846)

Realized and Unrealized Gain (Loss) on Investments and written options contracts:
Net realized gain on:
Investments	(52)
Written options contracts	187,477
Net realized gain	187,425
Net change in unrealized appreciation/depreciation on:
Investments	86
Written options contracts	24,734
Net change in unrealized appreciation/depreciation	24,820
Net realized and unrealized gain on investments and written options contracts	212,245

Net Increase in Net Assets from Operations	$181,399

*	Commencement of operations.

See accompanying Notes to Financial Statements.

LS Theta Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
March 31, 2014*
through
June 30, 2014
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(30,846)
Net realized gain on investments and written options contracts	187,425
Net change in unrealized appreciation/depreciation on investments and written options contracts	24,820
Net increase in net assets resulting from operations	181,399

Capital Transactions:
Net proceeds from shares sold:
Investor Class	200,000
Institutional Class	10,200,000
Cost of shares redeemed:
Institutional Class1	(201,800)
Net increase in net assets from capital transactions	10,198,200

Total increase in net assets	10,379,599

Net Assets:
Beginning of period	-
End of period	$10,379,599

Accumulated net investment loss	$(30,846)

Capital Share Transactions:
Shares sold:
Investor Class	20,000
Institutional Class	1,020,000
Shares redeemed:
Institutional Class	(20,000)
Net increase from capital share transactions	1,020,000

*	Commencement of operations.
1	Net of redemption fee proceeds of $0.

See accompanying Notes to Financial Statements.

LS Theta Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	March 31, 2014*
	through
	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from Investment Operations:
Net investment loss1	(0.04)
Net realized and unrealized gain on investments	0.21
Total from investment operations	0.17

Net asset value, end of period	$10.17

Total return2	1.70%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$203

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	4.26%	4
After fees waived and expenses absorbed	1.50%	4

Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(4.24)%	4
After fees waived and expenses absorbed	(1.48)%	4

Portfolio turnover rate	-%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

LS Theta Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	March 31, 2014*
	through
	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from Investment Operations:
Net investment loss1	(0.03)
Net realized and unrealized gain on investments	0.21
Total from investment operations	0.18

Net asset value, end of period	$10.18

Total return2	1.80%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,176

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	4.01%	4
After fees waived and expenses absorbed	1.25%	4

Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(3.99)%	4
After fees waived and expenses absorbed	(1.23)%	4

Portfolio turnover rate	-%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

LS Theta Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2014 (Unaudited)

Note 1 – Organization
LS Theta Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek to generate current income with a low correlation to the risks and returns of major market indices. The Fund commenced investment operations on March 31, 2014, with two classes of shares: Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities and options at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Options
The Fund utilizes options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction,

LS Theta Fund
NOTES TO FINANCIAL STATEMENTS– Continued
June 30, 2014 (Unaudited)

including brokerage commissions, is also treated as a realized gain or loss.  If a call option is exercised, the premium received is added to the proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. If a put option is exercised, the premium received is subtracted from the proceeds of the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options contracts written for the period March 31, 2014 (commencement of operations) through June 30, 2014 were as follows:

	Number of Contracts	Premiums Received
Outstanding at March 31, 2014	-	$-
Options written	818	464,503
Options terminated in closing purchasing transactions	(712)	(410,126)
Options expired	(35)	(17,464)
Options exercised	-	-
Outstanding at June 30, 2014	71	$36,913

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $34,660, which are being amortized over a one-year period from March 31, 2014 (commencement of operations).

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

LS Theta Fund
NOTES TO FINANCIAL STATEMENTS– Continued
June 30, 2014 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period March 31, 2014 (commencement of operations) through June 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liquid Strategies, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the Fund’s average daily net assets for Investor Class shares and Institutional Class shares, respectively, until June 30, 2015.

For the period March 31, 2014 (commencement of operations) through June 30, 2014, the Advisor waived its advisory fees and absorbed other expenses totaling $69,004. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At June 30, 2014, the amount of these potentially recoverable expenses was $69,004.  The Advisor may recapture all or a portion of this amount no later than December 31, 2017.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator.  UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period March 31, 2014 (commencement of operations) through June 30, 2014, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period March 31, 2014 (commencement of operations) through June 30, 2014, are reported on the Statement of Operations.

LS Theta Fund
NOTES TO FINANCIAL STATEMENTS– Continued
June 30, 2014 (Unaudited)

Note 4 – Federal Income Taxes
At June 30, 2014, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$10,150,046

Gross unrealized appreciation	$86
Gross unrealized depreciation	-

Net unrealized appreciation on investments	$86

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the period March 31, 2014 (commencement of operations) through June 30, 2014, the Fund received $0 in redemption fees.

Note 6 – Investment Transactions
The Fund’s primary strategy consists of selling put options on exchange traded funds (“ETFs”) and equity indexes.  The Fund did not have any purchases or sales of investments with maturities of one year or more during the period March 31, 2014 (commencement of operations) through June 30, 2014.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to Investor Class, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. The Institutional Class does not pay any distribution fees.

For the period March 31, 2014 (commencement of operations) through June 30, 2014, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period March 31, 2014 (commencement of operations) through June 30, 2014, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on

LS Theta Fund
NOTES TO FINANCIAL STATEMENTS– Continued
June 30, 2014 (Unaudited)

determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Short-Term Investments
Money Market	$604	$-	$-	$604
U.S. Treasury Bill	-	10,149,528	-	10,149,528
Total Assets	$604	10,149,528	$-	$10,150,132

Liabilities
Written Options Contracts	$12,179	$-	$-	$12,179

LS Theta Fund
NOTES TO FINANCIAL STATEMENTS– Continued
June 30, 2014 (Unaudited)

*   The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options during the period March 31, 2014 (commencement of operations) through June 30, 2014.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of June 30, 2014 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts		$-	Written options contracts, at value	$12,179
Total		$-		$12,179

The effects of derivative instruments on the Statement of Operations for the period March 31, 2014 (commencement of operations) through June 30, 2014 are as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$-	$187,477	$187,477
Total	$-	$187,477	$187,477

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$-	$24,734	$24,734
Total	$-	$24,734	$24,734

Note 12 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

The Fund’s Statement of Assets and Liabilities (“SAL”) presents derivative instruments on a gross basis, therefore there are no net amounts and no offset amounts within the SAL to present below.  Gross amounts of the derivative

LS Theta Fund
NOTES TO FINANCIAL STATEMENTS– Continued
June 30, 2014 (Unaudited)

instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description/Financial Instrument	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral	Net Amount
Written options contracts, at value - liability	12,179	-	(12,179)	-

Total collateral amount presented in the Statement of Assets and Liabilities is $10,373,859, resulting in collateral in excess of market value of written options of $10,361,680.

Note 13 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

LS Theta Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At an in-person meeting held on March 4-5, 2014, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Liquid Strategies, LLC (the “Investment Advisor”) with respect to the LS Theta Fund series of the Trust (the “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information about the Investment Advisor’s compliance policies and procedures and code of ethics; and reports comparing the proposed advisory fee and the estimated total expenses of the Fund to those of a group of comparable funds (the “Peer Group”) selected by Morningstar, Inc. from its long/short equity fund universe (the “Expense Universe”).  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Advisory Agreement.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
In reviewing the proposed investment advisory agreement for the Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisor with respect to the Fund.  The Board noted that the Investment Advisor is newly organized by the founders of Perimeter Capital Partners, LLC (“Perimeter”), which is the investment advisor of one series of the Trust, and that Perimeter owns 24% of the Investment Advisor and provides it with marketing, compliance, technology and trading infrastructure.  The Board considered that the Investment Advisor had not previously managed assets using the strategies it proposed to use to manage the Fund, but that at the Board’s December 2013 meeting, representatives of the Investment Advisor had presented back tested performance results of a hypothetical portfolio designed to achieve a specified annual yield.  The Board observed that the annualized returns of the hypothetical portfolio exceeded the returns of the S&P 500 Index for the five-year and since inception (January 2008) periods ended August 2, 2013, with significantly lower annual volatility than that of the Index, but were lower than the returns of the Index for the one-year period (by 1,420 basis points) and the three-year period (by 355 basis points). The Board also observed that the returns of the hypothetical portfolio exceeded the returns of the Barclays Capital Aggregate Bond Index for each of those periods.  The Board noted that the targeted annual yield of the hypothetical portfolio was higher than the Fund’s targeted annual yield.  The Board also considered the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund.  In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor.  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

LS Theta Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the proposed investment advisory fees and estimated total expenses of the Fund.  With respect to the advisory fees proposed to be paid by the Fund, the Board noted that the meeting materials indicated that the advisory fees (gross of fee waivers by the Investment Advisor) were lower than the median advisory fees of funds in the Expense Universe, but ten basis points higher than the median advisory fees of funds in the Peer Group. The Board noted, however, that the Investment Advisor anticipated waiving a portion of its advisory fee during the first year of the Fund’s operations.  In considering the estimated total expenses to be paid by the Fund, the Board observed that the Fund’s total expense ratio (net of fee waivers) were the same as the Peer Group median and lower than the Expense Universe median.  The Board also considered that the proposed advisory fee for the Fund is lower than the standard advisory fees charged by the Investment Advisor to its other clients below the $50 million asset level, and the same as the standard advisory fee above that level.  The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the estimated profitability to the Investment Advisor of its relationship with the Fund in its first year of operations taking into account estimated assets of $25 million, and noted that the Investment Advisor anticipated waiving a significant portion of its advisory fee and did not expect to realize any profits with respect to the Fund during that year.  The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund would include not only the advisory fees paid to the Investment Advisor, but also any research provided by broker-dealers executing transactions on behalf of the Fund and any favorable publicity arising in connection with the Fund’s performance.  The Board noted that during the Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders and accordingly, approved the Advisory Agreement.

LS Theta Fund
EXPENSE EXAMPLE
For the Period Ended June 30, 2014 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and or/service (12b-1) fees (Investor Class only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire since inception period from 3/31/14 (commencement of operations) to 6/30/14.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested for the six month period from 1/1/14 to 6/30/14.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance**	3/31/14*	6/30/14	3/31/14* – 6/30/14
Investor Class	$ 1,000.00	$ 1,017.00	$ 3.82
Institutional Class	1,000.00	1,018.00	3.18
Hypothetical (5% annual return before expenses)***	1/1/14	6/30/14	1/1/14 – 6/30/14
Investor Class	$ 1,000.00	$ 1,017.34	$ 7.52
Institutional Class	1,000.00	1,018.58	6.27

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 92/365 (to reflect the since inception period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

LS Theta Fund
EXPENSE EXAMPLE
For the Period Ended June 30, 2014 (Unaudited)

***
Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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LS Theta Fund
a series of the Investment Managers Series Trust

Investment Advisor
Liquid Strategies, LLC
Six Concourse Parkway, Suite 3300
Atlanta, Georgia  30328

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
LS Theta Fund - Investor Class	LQTVX	46141P 289
LS Theta Fund - Institutional Class	LQTIX	46141P 271

Privacy Principles of the LS Theta Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information.  The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the LS Theta Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (844) 8LIQUID (844-854-7843), or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (844) 8LIQUID (844-854-7843), or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (844) 8LIQUID (844-854-7843).  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

LS Theta Fund
 P.O. Box 2175
Milwaukee, WI 53201
Toll Free:  (844) 8LIQUID (844-854-7843)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	9/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	9/8/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	9/8/2014